Property and equipment - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	$ 8,394
Balance at the end	6,433	$ 8,394
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	22,687	19,188
Additions	2,391	4,130
Disposals	(609)	(631)
Balance at the end	24,274	22,687
Cost | VoIP Supply LLC
Reconciliation of changes in property, plant and equipment [abstract]
Disposal of VoIP Supply LLC	195
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(14,293)	(10,036)
Depreciation expense	4,066	4,495
Disposals	389	238
Balance at the end	(17,841)	(14,293)
Accumulated depreciation | VoIP Supply LLC
Reconciliation of changes in property, plant and equipment [abstract]
Disposal of VoIP Supply LLC	(129)
Office furniture and computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	1,795
Balance at the end	1,836	1,795
Office furniture and computer equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	5,974	5,366
Additions	804	660
Disposals	(3)	(52)
Balance at the end	6,662	5,974
Office furniture and computer equipment | Cost | VoIP Supply LLC
Reconciliation of changes in property, plant and equipment [abstract]
Disposal of VoIP Supply LLC	113
Office furniture and computer equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(4,179)	(3,364)
Depreciation expense	721	815
Disposals	0	0
Balance at the end	(4,826)	(4,179)
Office furniture and computer equipment | Accumulated depreciation | VoIP Supply LLC
Reconciliation of changes in property, plant and equipment [abstract]
Disposal of VoIP Supply LLC	(74)
Software
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	44
Balance at the end	2	44
Software | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	500	458
Additions	0	42
Disposals	0	0
Balance at the end	418	500
Software | Cost | VoIP Supply LLC
Reconciliation of changes in property, plant and equipment [abstract]
Disposal of VoIP Supply LLC	82
Software | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(456)	(434)
Depreciation expense	15	22
Disposals	0	0
Balance at the end	(416)	(456)
Software | Accumulated depreciation | VoIP Supply LLC
Reconciliation of changes in property, plant and equipment [abstract]
Disposal of VoIP Supply LLC	(55)
Stockroom and production equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	6,449
Balance at the end	4,524	6,449
Stockroom and production equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	15,656	12,867
Additions	1,587	3,368
Disposals	(606)	(579)
Balance at the end	16,637	15,656
Stockroom and production equipment | Cost | VoIP Supply LLC
Reconciliation of changes in property, plant and equipment [abstract]
Disposal of VoIP Supply LLC	0
Stockroom and production equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(9,207)	(5,906)
Depreciation expense	3,295	3,539
Disposals	389	238
Balance at the end	(12,113)	(9,207)
Stockroom and production equipment | Accumulated depreciation | VoIP Supply LLC
Reconciliation of changes in property, plant and equipment [abstract]
Disposal of VoIP Supply LLC	0
Tradeshow equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	0
Balance at the end	0	0
Tradeshow equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	47	47
Additions	0	0
Disposals	0	0
Balance at the end	47	47
Tradeshow equipment | Cost | VoIP Supply LLC
Reconciliation of changes in property, plant and equipment [abstract]
Disposal of VoIP Supply LLC	0
Tradeshow equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(47)	(47)
Depreciation expense	0	0
Disposals	0	0
Balance at the end	(47)	(47)
Tradeshow equipment | Accumulated depreciation | VoIP Supply LLC
Reconciliation of changes in property, plant and equipment [abstract]
Disposal of VoIP Supply LLC	0
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	106
Balance at the end	71	106
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	510	450
Additions	0	60
Disposals	0	0
Balance at the end	510	510
Leasehold improvements | Cost | VoIP Supply LLC
Reconciliation of changes in property, plant and equipment [abstract]
Disposal of VoIP Supply LLC	0
Leasehold improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(404)	(285)
Depreciation expense	35	119
Disposals	0	0
Balance at the end	(439)	$ (404)
Leasehold improvements | Accumulated depreciation | VoIP Supply LLC
Reconciliation of changes in property, plant and equipment [abstract]
Disposal of VoIP Supply LLC	$ 0